Financing instruments payable (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of financing instruments payable

	2021	2020

Market funding operations (a)	20,122,206	5,216,599
Deposits	9,898,630	3,021,751
Demands deposits	229,691	44,536
Time deposits	9,662,694	2,977,215
Interbank deposits	6,245	—
Financial bills	2,587,738	16,389
Structured operations certificates	7,635,838	2,178,459
Debt securities (b)	4,306,880	335,250
Debentures	169,094	335,250
Bond	4,137,786	—
Total	24,429,086	5,551,849

Current	8,018,854	2,731,816
Non-Current	16,410,232	2,820,033

Maturity schedule	Maturity

Maturity - 2021
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total
Demand deposits	229,691	—	—	—	—	—	229,691
Time deposits	751,676	520,694	712,092	3,231,965	2,341,770	2,104,497	9,662,694
Interbank deposits	—	3,125	—	—	—	3,120	6,245
Financial bills	—	—	—	10,945	6,164	2,570,629	2,587,738
Structured operations certificates	1,510	3,940	5,428	9,120	21,640	7,594,200	7,635,838
Total	982,877	527,759	717,520	3,252,030	2,369,574	12,272,446	20,122,206

Maturity – 2020
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total
Demand deposits	44,536	—	—	—	—	—	44,536
Time deposits	67,501	1,185	57,781	191,886	2,161,762	497,100	2,977,215
Financial bills	—	—	—	—	—	16,389	16,389
Structured operations certificates	—	—	—	945	1,489	2,176,025	2,178,459
Total	112,037	1,185	57,781	192,831	2,163,251	2,689,514	5,216,599

Schedule of debt securities
The total balance is comprised of the following issuances:

		2021			2020
		Up to 1 year	1-5 years	Total	Up to 1 year	1-5 years	Total

Bonds (i)	Fixed rate	—	4,137,786	4,137,786	—	—	—
Debentures (ii)	Fixed rate / Variable Rate	169,094	—	169,094	204,731	130,519	335,250
Total		169,094	4,137,786	4,306,880	204,731	130,519	335,250
Current				169,094			204,731
Non- Current				4,137,786			130,519
(i)    XP Inc Bonds
On July 1, 2021, XP Inc. concluded the issuance of a gross of US$750 million senior unsecured notes with net proceeds of US$739 million (R$3,697 million) with maturity on July 1, 2026 and bear interest at the rate of 3.250% per year and will be guaranteed by XP Investimentos S.A.
(ii)    Debentures
The principal amount and accrued interest payables related to the issuance are as follow: (i) for the principal amount, 50% was due and paid on May 15, 2021 and the remaining balance on the maturity date of May 15, 2022, and (ii) the accrued interest is payable every 12 months from the issuance date. The annual rate is 107.5% CDI with a unit value at in the period ended of R$505,680.
Debentures are subject to financial covenants, which have certain performance conditions. The Group has complied with these covenants throughout the reporting period (Note 36 (ii)).
(iii)    XP Energy issuance
a.    Promissory Note
On September 9, 2021, XP Energia, a group’s subsidiary, issued the first promissory note with the objective of funding the Group’s working capital and treasury investments related to wholesale electricity trade business. The principal amount of R$80,000 is due and payable on the maturity date of September 4, 2022, and the interest rate is CDI + 3.5% pre-fixed rate annually payable. On December 31, 2021 the total amount was R$82,608, which is hold by entities within the Group and as such is not included in the consolidated financial statement.
b.    Debentures
On December 8, 2021, XP Energia issued non-convertible Debentures in the amount of R$90,000. The Debentures series has a maximum authorized issuance up to R$1,500,000. The objective is to fund the Group’s working capital and treasury investments related to wholesale electricity trade business. The principal amount is due and will be paid on the maturity date of December 8, 2023. The interest rate is CDI+2.5% pre-fixed rate annually payable. On December 31, 2021 the total amount is R$90,679, which is hold by entities within the Group and as such is not included in the consolidated financial statement.